Expense Example - FidelitySAIBondFunds-ComboPRO - FidelitySAIBondFunds-ComboPRO - Fidelity SAI Low Duration Income Fund - Fidelity SAI Low Duration Income Fund	Oct. 30, 2023 USD ($)
Expense Example:
1 year	$ 20
3 years	66
5 years	117
10 years	$ 266